ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 7) $ in Millions, in Millions	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 CLF ( )
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 8,115,233		$ 7,093,653
Mortgage Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 94,921		$ 99,222
Mortgage Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments |		94,921		99,222